united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 2/28

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

Inverse Cramer Tracker ETF

SJIM

Long Cramer Tracker ETF

LJIM

Each a series of Northern Lights Fund Trust IV

Semi-Annual Report

August 31, 2023

Advised by:

Tuttle Capital Management, LLC

155 Lockwood Rd.

Riverside, CT 06878

www.crameretfs.com	888-723-2821 (TOLL FREE)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC

Member FINRA

Dear Shareholders,

For the period from inception through 8/31/23 the performance of the Long Cramer Tracker ETF (LJIM) and Inverse Cramer Tracker ETF (SJIM) was as follows:

LJIM +6.20%

SJIM -5.04%

As you are aware, the investment strategies of the ETFs is tracking the investment recommendations of television personality Jim Cramer LJIM goes long on those recommendations, and SJIM goes short it is our view that Jim Cramer’s reputation as a contrary indicator is well earned. Through most of this period, Jim Cramer did not fail to disappoint with his picks However, prior to NVIDIA Corporation’s earnings in June he recommended the so called Magnificent 7 stocks—NVDA, TSLA, MSFT, AAPL, AMZN, GOOGL, and META. NVIDIAs earnings guidance was a turning point for the market as they surprised all of Wall Street with their massively bullish take on the market, and specifically artificial intelligence. This broke the market out of a trading range and ushered in a large 2 month uptrend. This uptrend benefited LJIM to the detriment of SJIM. The Magnificent 7 stocks dropped in August and the bloom seems to be off the rose.

We thank you for your continued trust and support.

Matthew Tuttle

17401159-NLD-09202023

Long Cramer Tracker ETF
PORTFOLIO REVIEW (Unaudited)
August 31, 2023

The Fund’s performance figures* for the period ended August 31, 2023, compared to its benchmark:

Fund/Index	Since Inception**
Long Cramer Tracker ETF	6.20%
Long Cramer Tracker ETF - Market Price	6.28%
Nasdaq 100 Total Return Index ***	30.39%

Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The market price returns are calculated using the closing price and account for distributions from the Fund. The midpoint is the average of the bid-ask prices at 4:00 PM ET (when NAV is normally determined for most funds). The total operating expense ratio, as stated in the fee table in the Fund’s Prospectus dated February 21, 2023, is 2.38%. For performance information current to the most recent month-end table, please call 1-888-723-2821. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND ARE NOT PREDICTIVE OF FUTURE RESULTS.

*	Performance data quoted is historical.

**	Inception date is March 1, 2023.

***	The Nasdaq-100 Total Return Index is a stock market index made up of equity securities issued by 100 of the largest non-financial companies listed on the Nasdaq stock market. It is a modified capitalization-weighted index. You cannot invest directly in an index.

Portfolio Composition as of August 31, 2023

Sectors	% of Net Assets
Software	22.7%
Internet Media & Services	13.6%
Banking	8.9%
Retail - Discretionary	8.5%
Leisure Facilities & Services	8.3%
Semiconductors	5.6%
E-Commerce Discretionary	4.7%
Home Construction	4.6%
Technology Hardware	4.5%
Retail - Consumer Staples	4.5%
Other Industries	12.6%
Other Assets In Excess of Liabilities	1.5%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Inverse Cramer Tracker ETF
PORTFOLIO REVIEW (Unaudited)
August 31, 2023

The Fund’s performance figures* for the period ended August 31, 2023, compared to its benchmark:

Fund/Index	Since Inception**
Inverse Cramer Tracker ETF	(5.04)%
Inverse Cramer Tracker ETF - Market Price	(5.12)%
Nasdaq 100 Total Return Index ***	30.39%

Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The market price returns are calculated using the closing price and account for distributions from the Fund. The midpoint is the average of the bid-ask prices at 4:00 PM ET (when NAV is normally determined for most funds). The total operating expense ratio, as stated in the fee table in the Fund’s Prospectus dated February 21, 2023, is 1.46%. For performance information current to the most recent month-end table, please call 1-888-723-2821. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND ARE NOT PREDICTIVE OF FUTURE RESULTS.

*	Performance data quoted is historical.

**	Inception date is March 1, 2023.

***	The Nasdaq-100 Total Return Index is a stock market index made up of equity securities issued by 100 of the largest non-financial companies listed on the Nasdaq stock market. It is a modified capitalization-weighted index. You cannot invest directly in an index.

Portfolio Composition as of August 31, 2023

Sectors (1)	% of Net Assets
Automotive	9.4%
Retail - Discretionary	5.8%
Technology Services	4.3%
Asset Management	1.1%
Other Assets In Excess of Liabilities	79.4%
100.0%

(1)	Does not include securities sold short in which the Fund invests.

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

LONG CRAMER TRACKER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.5%
	AUTOMOTIVE - 3.9%
4,280	Ford Motor Company	$51,916

	BANKING - 8.9%
5,212	Huntington Bancshares, Inc.	57,801
418	JPMorgan Chase & Company	61,166
		118,967
	E-COMMERCE DISCRETIONARY - 4.7%
448	Amazon.com, Inc.(a)	61,828

	ENTERTAINMENT CONTENT - 4.5%
706	Walt Disney Company (The)(a)	59,078

	HOME CONSTRUCTION - 4.6%
516	Lennar Corporation, Class A	61,450

	INTERNET MEDIA & SERVICES - 13.6%
445	Airbnb, Inc., Class A(a)	58,540
434	Alphabet, Inc., Class A(a)	59,098
215	Meta Platforms, Inc., Class A(a)	63,616
		181,254
	LEISURE FACILITIES & SERVICES - 8.3%
27	Chipotle Mexican Grill, Inc.(a)	52,019
1,941	DraftKings, Inc., Class A(a)	57,551
		109,570
	RETAIL - CONSUMER STAPLES - 4.5%
369	Walmart, Inc.	60,003

	RETAIL - DISCRETIONARY - 8.5%
375	Builders FirstSource, Inc.(a)	54,390
256	Lowe’s Companies, Inc.	59,004
		113,394
	SEMICONDUCTORS - 5.6%
151	NVIDIA Corporation	74,526

See accompanying notes to financial statements.

LONG CRAMER TRACKER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SOFTWARE - 22.7%
175	Microsoft Corporation	$57,358
538	Oracle Corporation	64,770
3,870	Palantir Technologies, Inc., Class A(a)	57,973
241	Palo Alto Networks, Inc.(a)	58,635
278	Salesforce, Inc.(a)	61,566
		300,302
	SPECIALTY FINANCE - 4.2%
6,367	SoFi Technologies, Inc.(a)	55,138

	TECHNOLOGY HARDWARE - 4.5%
320	Apple, Inc.	60,119

	TOTAL COMMON STOCKS (Cost $1,298,502)	1,307,545

	TOTAL INVESTMENTS - 98.5% (Cost $1,298,502)	$1,307,545
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	19,816
	NET ASSETS - 100.0%	$1,327,361

(a)	Non-income producing security.

See accompanying notes to financial statements.

INVERSE CRAMER TRACKER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 20.6%
	ASSET MANAGEMENT - 1.1%
1,725	Icahn Enterprises, L.P.	$34,655

	AUTOMOTIVE - 9.4%
13,763	NIO, Inc. - ADR(a)	141,346
660	Tesla, Inc.(a)	170,333
		311,679
	RETAIL - DISCRETIONARY - 5.8%
3,857	Carvana Company(a)	194,200

	TECHNOLOGY SERVICES - 4.3%
2,288	PayPal Holdings, Inc.(a)	143,023

	TOTAL COMMON STOCKS (Cost $618,508)	683,557

	TOTAL INVESTMENTS – 20.6% (Cost $618,508)	$683,557
	OTHER ASSETS IN EXCESS OF LIABILITIES- 79.4%	2,640,152
	NET ASSETS - 100.0%	$3,323,709

See accompanying notes to financial statements.

INVERSE CRAMER TRACKER ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — (89.7)%
	AUTOMOTIVE - (3.6)%
(9,939)	Ford Motor Company	$(120,560)

	BANKING - (8.2)%
(13,528)	Huntington Bancshares, Inc.	(150,026)
(849)	JPMorgan Chase & Company	(124,234)
		(274,260)
	E-COMMERCE DISCRETIONARY - (4.4)%
(1,069)	Amazon.com, Inc.	(147,533)

	ENTERTAINMENT CONTENT - (4.0)%
(1,606)	Walt Disney Company (The)	(134,390)

	HOME CONSTRUCTION - (3.8)%
(1,050)	Lennar Corporation, Class A	(125,045)

	INTERNET MEDIA & SERVICES - (12.0)%
(896)	Airbnb, Inc., Class A	(117,869)
(1,156)	Alphabet, Inc., Class A	(157,412)
(413)	Meta Platforms, Inc., Class A	(122,203)
		(397,484)
	LEISURE FACILITIES & SERVICES - (7.9)%
(68)	Chipotle Mexican Grill, Inc.	(131,012)
(4,434)	DraftKings, Inc., Class A	(131,467)
		(262,479)
	RETAIL - CONSUMER STAPLES - (4.7)%
(957)	Walmart, Inc.	(155,618)

	RETAIL - DISCRETIONARY - (8.9)%
(980)	Builders FirstSource, Inc.	(142,139)
(670)	Lowe’s Companies, Inc.	(154,422)
		(296,561)
	SEMICONDUCTORS - (4.3)%
(287)	NVIDIA Corporation	(141,649)

See accompanying notes to financial statements.

INVERSE CRAMER TRACKER ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — (89.7)% (Continued)
	SOFTWARE - (20.6)%
(397)	Microsoft Corporation	$(130,121)
(1,273)	Oracle Corporation	(153,256)
(6,672)	Palantir Technologies, Inc., Class A	(99,947)
(621)	Palo Alto Networks, Inc.	(151,089)
(696)	Salesforce, Inc.	(154,136)
		(688,549)
	SPECIALTY FINANCE - (3.4)%
(12,887)	SoFi Technologies, Inc.	(111,601)

	TECHNOLOGY HARDWARE - (3.9)%
(682)	Apple, Inc.	(128,127)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $2,975,300)	$(2,983,856)

ADR - American Depositary Receipt

LP - Limited Partnership

(a)	Non-income producing security.

See accompanying notes to financial statements.

Cramer Tracker ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2023

	Long Cramer	Inverse Cramer
	Tracker ETF	Tracker ETF
ASSETS
Investment securities:
Securities at Cost	$1,298,502	$618,508
Securities at Value	$1,307,545	$683,557
Cash	27,390	498,625
Cash segregated as collateral for securities sold short	—	2,324,513
Receivable for securities sold	56,352	154,128
Dividends receivable	1,210	19,983
Due from Advisor	17,146	18,322
Deposit at Broker	—	2,773,584
Prepaid expenses and other assets	1,615	1,675
TOTAL ASSETS	1,411,258	6,474,387

LIABILITIES
Securities sold short (proceeds $2,975,300)	—	2,983,856
Payable for securities purchased	61,567	150,415
Payable for dividends on securities sold short	—	3,309
Payable to related parties	11,531	1,227
Accrued expenses and other liabilities	10,799	11,871
TOTAL LIABILITIES	83,897	3,150,678
NET ASSETS	$1,327,361	$3,323,709

Net Assets Consist of:
Paid in capital	$1,312,496	$3,541,902
Accumulated earnings (deficit)	14,865	(218,193)
NET ASSETS	$1,327,361	$3,323,709

Net Asset Value Per Share:
Net Assets	$1,327,361	$3,323,709
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	50,000	140,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$26.55	$23.74

See accompanying notes to financial statements.

Cramer Tracker ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended August 31, 2023*
		Inverse
	Long Cramer	Cramer
	Tracker ETF	Tracker ETF

INVESTMENT INCOME
Dividends (net of $79 and $7,397 foreign withholding taxes, respectively)	$3,451	$33,470
Interest	—	119,646
TOTAL INVESTMENT INCOME	3,451	153,116

EXPENSES
Investment advisory fees	3,515	19,687
Administrative services fees	43,601	44,593
Legal fees	10,599	10,503
Custodian fees	9,502	9,342
Audit and tax fees	7,710	7,710
Transfer agent fees	7,671	7,671
Compliance officer fees	6,910	8,574
Trustees’ fees and expenses	5,509	5,701
Shareholder reporting expenses	5,396	5,844
Insurance expense	335	335
Dividends on securities sold short	—	17,745
Other expenses	3,672	3,576
TOTAL EXPENSES	104,420	141,281

Fees waived/reimbursed by Adviser	(100,877)	(103,769)
NET EXPENSES	3,543	37,512

NET INVESTMENT INCOME (LOSS)	(92)	115,604

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
Investments	39	(147,654)
In-kind transactions	5,875	385
Securities Sold Short	—	(243,021)

Net change in unrealized appreciation (depreciation) on
Investments	9,043	65,049
Securities Sold Short	—	(8,556)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	14,957	(333,797)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,865	$(218,193)

*	Long Cramer Tracker ETF and Inverse Cramer Tracker ETF commenced operations on March 1, 2023.

See accompanying notes to financial statements.

Cramer Tracker ETFs
STATEMENT OF CHANGES IN NET ASSETS

Long Cramer
Tracker ETF

For the
Period Ended
August 31, 2023*
(Unaudited)
FROM OPERATIONS:
Net investment loss	$(92)
Net realized gain on investment transactions	39
Net realized gain from in-kind transactions	5,875
Net change in unrealized appreciation (depreciation) on investments	9,043
Net increase in net assets resulting from operations	14,865

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	1,803,961
Payments for shares redeemed	(492,265)
Transaction Fees (Note 5)	800
Net increase in net assets from shares of beneficial interest	1,312,496

TOTAL INCREASE IN NET ASSETS	1,327,361

NET ASSETS:
Beginning of Period	—
End of Period	$1,327,361

SHARE ACTIVITY
Shares Sold	70,000
Shares Redeemed	(20,000)
Net increase in shares of beneficial interest outstanding	50,000

*	Long Cramer Tracker ETF commenced operations on March 1, 2023.

See accompanying notes to financial statements.

Cramer Tracker ETFs
STATEMENT OF CHANGES IN NET ASSETS

Inverse Cramer
Tracker ETF

For the
Period Ended
August 31, 2023*
(Unaudited)
FROM OPERATIONS:
Net investment income	$115,604
Net realized loss on investments and securities sold short	(390,675)
Net realized gain from in-kind transactions	385
Net change in unrealized appreciation (depreciation) on investments and securities sold short	56,493
Net decrease in net assets resulting from operations	(218,193)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	7,726,876
Payments for shares redeemed	(4,187,374)
Transaction Fees (Note 5)	2,400
Net increase in net assets from shares of beneficial interest	3,541,902

TOTAL INCREASE IN NET ASSETS	3,323,709

NET ASSETS:
Beginning of Period	—
End of Period	$3,323,709

SHARE ACTIVITY
Shares Sold	310,000
Shares Redeemed	(170,000)
Net increase in shares of beneficial interest outstanding	140,000

*	Inverse Cramer Tracker ETF commenced operations on March 1, 2023.

See accompanying notes to financial statements.

Inverse Cramer Tracker ETF
STATEMENT OF CASH FLOWS (Unaudited)
For the Period Ended August 31, 2023*

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$(218,193)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Changes in operating Assets and Liabilities:
Proceeds from disposition of long-term investment securities	18,388,941
Purchases of long-term investment securities	(19,406,680)
Increase in deposits with brokers for short sales	(2,773,584)
Increase in interest and dividends receivable	(19,983)
Increase in receivables for securities sold	(154,128)
Increase in prepaid expenses	(1,675)
Increase in receivable from Advisor	(18,322)
Increase in payable for securities purchased	150,415
Increase in payable for securities sold short	2,983,856
Increase in payable for dividends on securities sold short	3,309
Increase in accrued expenses and other liabilities	13,098
Net change in unrealized appreciation (depreciation)	(56,493)
Net realized loss	390,675
Net cash used in operating activities	(718,764)

CASH FLOWS FROM FINANCING ACTIVITIES
Fund shares issued	7,726,876
Fund shares redeemed	(4,184,974)
Net cash provided by financing activities	3,541,902

Net increase in cash	2,823,138

CASH:
Beginning balance	—
Ending balance	$2,823,138

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest expense	$—

*	Inverse Cramer Tracker ETF commenced operations on March 1, 2023.

See accompanying notes to financial statements.

Cramer Tracker ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Long Cramer
	Tracker ETF
	For the
	Period Ended
	August 31, 2023
	(Unaudited)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (1)	(0.00	) (2)
Net realized and unrealized gain on investments	1.55
Total from investment operations	1.55
Net asset value, end of period	$26.55
Market price, end of period	$26.57
Total return (3,4)	6.20%
Net assets, end of period (000s)	$1,327
Ratio of gross expenses to average net assets (5,6)	28.00%
Ratio of net expenses to average net assets (5)	0.95%
Ratio of net investment loss to average net assets (5)	(0.02)%
Portfolio Turnover Rate (3,7)	976%

*	Long Cramer Tracker ETF commenced operations on March 1, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Not annualized.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or reimbursements by the Advisor.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

Cramer Tracker ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Inverse Cramer
Tracker ETF
For the
Period Ended
August 31, 2023*
(Unaudited)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (1)	0.67
Net realized and unrealized loss on investments	(1.93)
Total from investment operations	(1.26)
Less distributions from:
Net investment income	—
Net asset value, end of period	$23.74
Market price, end of period	$23.72
Total return (2,3)	(5.04)%
Net assets, end of period (000s)	$3,324
Ratio of gross expenses to average net assets (4,5,6)	6.79%
Ratio of net expenses to average net assets (4,6)	1.80%
Ratio of net investment income to average net assets (4)	5.56%
Portfolio Turnover Rate (2,7)	2687%

*	Inverse Cramer Tracker ETF commenced operations on March 1, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Not annualized.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or reimbursements by the Advisor.

(6)	Excluding dividends from securities sold short, the ratios of expenses to average net assets would have been:

Before fees waived/reimbursed	5.94%
After fees waived/reimbursed	0.95%

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

Cramer Tracker ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2023

1.	ORGANIZATION

The Long Cramer Tracker ETF and the Inverse Cramer Tracker ETF (each a “Fund” and collectively the “Funds”) are each a non-diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Long Cramer Tracker ETF seeks to provide investments results that generally track, before fees and expenses, the results of the investments recommended by television personality Jim Cramer. The Inverse Cramer Tracker ETF seeks to provide investments results that are approximately the opposite of, before fees and expenses, the results of the investments recommended by television personality Jim Cramer. The Funds commenced operations on March 1, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Security Valuation – The Funds record their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short -term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time, or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined, may use alternative market prices provided by a pricing service.

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”) which are valued at their respective NAV as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open -end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board

Cramer Tracker ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as - needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Cramer Tracker ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2023 for the Funds’ investments measured at fair value:

Long Cramer Tracker ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,307,545	$—	$—	$1,307,545
Total	$1,307,545	$—	$—	$1,307,545

Inverse Cramer Tracker ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$683,557	$—	$—	$683,557
Total	$683,557	$—	$—	$683,557

Liabilities *	Level 1	Level 2	Level 3	Total
Securities Sold Short	$(2,983,856)	$—	$—	$(2,983,856)
Total	$(2,983,856)	$—	$—	$(2,983,856)

The Funds did not hold any Level 2 or 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for each Fund. Distributable net realized capital gains, if any, are declared and distributed annually for each Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cramer Tracker ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

Federal Income Tax – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code (the “Code”) that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions expected to be taken in the Funds’ open tax year ended February 29, 2024 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however neither Fund is aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

3.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transactions, short-term investments, securities sold short and U.S. government securities, amounted to the following:

Fund	Purchases	Sales
Long Cramer Tracker ETF	$7,686,627	$7,675,655
Inverse Cramer Tracker ETF	16,872,271	17,942,743

For the period ended August 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

Fund	Purchases	Sales
Long Cramer Tracker ETF	$1,765,396	$483,780
Inverse Cramer Tracker ETF	2,534,409	698,137

Cramer Tracker ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Tuttle Capital Management LLC (the “Adviser”) serves as the Funds’ investment adviser. Pursuant to an Investment Advisory Agreement with each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. The management fee set forth in the Investment Advisory Agreement is 0.95% of Inverse Cramer Tracker ETF’s average daily net assets and 0.95% of Long Cramer Tracker ETF’s average daily net assets to be paid on a monthly basis. For the period ended August 31, 2023, the Adviser earned management fees of $3,515 for the Long Cramer Tracker ETF and $19,687 for the Inverse Cramer Tracker ETF.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds (the “Waiver Agreement”), until at least June 30, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) will not exceed 0.95% of the Fund’s average daily net assets for each of the Long Cramer Tracker ETF and the Inverse Cramer Tracker ETF. This agreement may be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver was made or the expense reimbursed.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ operating expenses are subsequently less than 0.95% of average underlying daily net assets, the Adviser shall be entitled recoup from each Fund for such waived fees or reimbursed expenses, provided that such recoupment does not cause the Fund’s expenses to exceed 0.95% (or, if lower, the expense limits in place at the time of recoupment). If Fund operating expenses subsequently exceed 0.95% per annum of the average daily net assets, the recoupments shall be suspended. During the period ended August 31, 2023, the Adviser waived fees and/or reimbursed expenses in the amount of $100,877 for the Long Cramer Tracker ETF and $103,769 for the Inverse Cramer Tracker ETF pursuant to the Waiver Agreement.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Funds. The Trust, with respect to the Funds, has adopted the Trust’s ETF Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”), which allows the Funds to pay the Distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of August 31, 2023, the Plan has not been activated. For the period ended August 31, 2023, the Funds did not incur any distribution fees.

Ultimus Fund Services, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

Cramer Tracker ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in- kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, each Fund generally imposes transaction fees on purchases and redemptions of the Fund’s shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Fund	Purchases	Charge for Cash Purchases*
Long Cramer Tracker ETF	$200	2.00%
Inverse Cramer Tracker ETF	$200	2.00%

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At August 31, 2023, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	Depreciation
Long Cramer Tracker ETF	$1,298,502	$37,346	$(28,303)	$9,043
Inverse Cramer Tracker ETF	(2,356,792)	149,680	(93,187)	56,493

7.	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Cramer Tracker ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2023

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

The Board of Trustees of the Trust (the “Board”) has authorized an orderly liquidation of the Long Cramer Tracker ETF. On August 17, 2023, the Board determined that closing and liquidating the Long Cramer Tracker ETF was in the best interests of the Fund and its shareholders.

The Long Cramer Tracker ETF ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders on September 21, 2023.

Cramer Tracker ETFs
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
August 31, 2023

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended August 31, 2023 the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Cramer Tracker ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2023

Approval of the Investment Advisory Agreement with Tuttle Capital Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on October 25, 2022 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Tuttle Advisory Agreement”) between Tuttle Capital Management (“TCM”) and the Trust, with respect to Inverse Cramer Tracker ETF (“ICramer”) and Long Cramer Tracker ETF (“LCramer” and collectively, the “Cramer Tracker ETFs”). In considering the approval of the Tuttle Advisory Agreement, the Board received materials specifically relating to the Tuttle Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Tuttle Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Tuttle Advisory Agreement on behalf of ICramer and LCramer and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Tuttle Advisory Agreement.

Nature, Extent and Quality of Services. During the discussions with TCM, the Board reviewed materials provided by TCM relating to the TCM Advisory Agreement for the Cramer ETFs, including a description of the manner in which investment decisions would be made and executed, and reviewed the professional personnel who would perform services for the Cramer Tracker ETFs. The Board reviewed TCM’s experience as an adviser to ETFs and noted that it currently had approximately $300 million in assets under management. The Board discussed TCM’s role in monitoring the stock picks of Jim Cramer throughout the trading day to make decisions on timing of trades and trade size. The Board observed that TCM built restrictions into its order management system to provide pre-trade warnings if either LCramer or ICramer was in jeopardy of falling out of compliance with its stated objectives. The Board remarked that TCM chose broker dealers based on their expertise in trading stocks and ETFs and in accordance with TCM’s best execution policies and procedures. The Board noted that TCM reported no regulatory examinations within the past three years or any material litigation or administrative action involving TCM or any affiliate. After further discussion, the Board concluded that TCM had the ability to provide a satisfactory level of service consistent with the Board’s expectations.

Performance. The Board noted that LCramer and ICramer were new and therefore did not have any prior performance to provide.

Fees and Expenses. The Board discussed the reports prepared by Broadridge and reviewed the proposed advisory fee of ICramer and LCramer as compared to its Broadridge selected peer group and Morningstar category.

ICramer: The Board reviewed the proposed annual advisory fee of 0.95% of its average net daily assets for ICramer and noted it was below its Morningstar Category average of 1.01% and Broadridge selected peer group average of 1.00%. The Board further noted that ICramer’s 1.20% net expense ratio was higher than its peer group average and Morningstar category average, but well below the 1.97% high of the peer group and considerably lower than the Morningstar category high of 2.13%. The Board considered that TCM had agreed to a contractual expense limitation for one year. After further discussion the Board agreed that the advisory fee was not unreasonable.

Cramer Tracker ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2023

LCramer: The Board reviewed the proposed annual advisory fee of 0.95% average net daily assets for ICramer and noted it was below its Morningstar Category average of 1.01% and Broadridge selected peer group average of 1.00% The Board further noted that the LCramer’s 1.20% net expense ratio was higher than its peer group average and Morningstar category average, but well below the 1.97% high of the peer group and considerably lower than the Morningstar category high of 2.13%. The Board considered that TCM had agreed to a contractual expense limitation for one year. After further discussion the Board agreed that the advisory fee was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by TCM and noted that the TCM expected to realize a reasonable profit in connection with its relationship with ICramer and to operate LCramer at a loss during the first 12 months of operation. The Board concluded, after further discussion of the profitability analysis provided, that excessive profitability of TCM from its relationship with ICramer and LCramer was not an issue at this time.

Economies of Scale. The Board considered whether TCM would realize economies of scale during the initial period of the Tuttle Advisory Agreement. They noted that the proposed fee schedule did not currently provide breakpoints, but that TCM indicated it was amenable to the discussion of adding breakpoints as TCM’s assets experience significant growth. The Board concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from TCM as the Board believed to be reasonably necessary to evaluate the terms of the Tuttle Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Tuttle Advisory Agreement was in the best interests of the Cramer Tracker ETFs and their future shareholders.

Cramer Tracker ETFs
EXPENSE EXAMPLE (Unaudited)
August 31, 2023

As a shareholder of each Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual” line in the tables below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Long Cramer Tracker ETF

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period
	3/1/23	8/31/23	Ratio	3/1/23-8/31/23
Actual *
	$1,000.00	$1,062.00	0.95%	$4.90
Hypothetical ** (5% return before expenses)
	$1,000.00	$1,020.36	0.95%	$4.82

Inverse Cramer Tracker ETF

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period
	3/1/23	8/31/23	Ratio	3/1/23-8/31/23
Actual *
	$1,000.00	$949.60	1.80%	$8.77
Hypothetical ** (5% return before expenses)
	$1,000.00	$1,016.09	1.80%	$9.12

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183), divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184), divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-844-663-7871 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

ADVISER
Tuttle Capital Management, LLC
155 Lockwood Road.
Riverside, CT 06878

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TCMETF-SAR23

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/27/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/27/23

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/27/23